Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS:
Cash	$ 107,210	$ 19,921	$ 69,043
GST tax receivable	4,379	6,257	8,111
Prepaid expenses and other current assets	137,013	34,712	4,822
TOTAL CURRENT ASSETS	248,602	60,890	81,976
Security deposit - related party	2,131	2,220	2,303
Property and equipment, net	9,183	8,277	10,790
TOTAL ASSETS	259,916	71,387	95,069
CURRENT LIABILITIES:
Accounts payable	854,954	1,157,369	483,513
Accrued expenses and other payables	334,706	364,404	477,347
Convertible notes and related accrued interest, net of discounts and premiums	2,067,717	4,699,299	3,479,845
Loans payable			2,303
Embedded conversion option liabilities	11,097	371,532	877,403
Warrant derivative liability			3,769
Due to directors - related parties	31,587	32,898	35,204
Loans from directors and officer - related parties	52,570	54,753	56,802
Employee benefit liability	320,308	143,052	120,634
TOTAL CURRENT LIABILITIES	3,672,939	6,823,307	5,536,820
Commitments and Contingencies
STOCKHOLDERS' DEFICIT:
Common stock value	385,213	46,429	4,578
Additional paid-in capital	44,805,892	38,167,877	32,980,420
Accumulated other comprehensive income (loss)	876,857	357,929	(141,749)
Accumulated deficit	(49,439,508)	(45,282,678)	(38,243,523)
Treasury stock	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(3,413,023)	(6,751,920)	(5,441,751)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	259,916	71,387	95,069
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value: